Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ABUNDIA GLOBAL IMPACT GROUP, INC.
Entity Central Index Key	0001156041
Amendment Flag	false